UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-07264
Investment Company Act File Number
Greater China Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Greater China Growth Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
China — 62.6%

Commercial Banks — 7.1%
China Construction Bank, Class H	10,508,000	$8,502,055
Industrial & Commercial Bank of China, Ltd., Class H	10,474,000	7,761,607

		$16,263,662

Communications Equipment — 1.0%
O-Net Communications Group, Ltd.(1)	5,327,000	$2,168,729

		$2,168,729

Computers & Peripherals — 1.5%
Lenovo Group, Ltd.	5,552,000	$3,372,670

		$3,372,670

Construction Materials — 1.5%
Anhui Conch Cement Co., Ltd., Class H	1,040,000	$3,405,939

		$3,405,939

Diversified Consumer Services — 1.3%
New Oriental Education & Technology Group Inc. ADR(1)	32,400	$2,970,108

		$2,970,108

Diversified Financial Services — 1.8%
China Everbright, Ltd.	1,790,000	$3,990,856

		$3,990,856

Electrical Equipment — 1.6%
China High Speed Transmission Equipment Group Co., Ltd.	1,562,000	$3,659,057

		$3,659,057

Electronic Equipment, Instruments & Components — 1.0%
Digital China Holdings, Ltd.	1,487,000	$2,295,508

		$2,295,508

Energy Equipment & Services — 1.5%
China Oilfield Services, Ltd., Class H	2,730,000	$3,330,808

		$3,330,808

Food & Staples Retailing — 1.7%
China Resources Enterprise, Ltd.	1,088,000	$3,758,759

		$3,758,759

Food Products — 3.5%
China Mengniu Dairy Co., Ltd.(1)	1,459,000	$4,347,169
China Minzhong Food Corp, Ltd.(1)	4,522,000	3,681,806

		$8,028,975

Health Care Equipment & Supplies — 1.0%
Mindray Medical International, Ltd. ADR	78,500	$2,334,590

		$2,334,590

Health Care Providers & Services — 1.0%
Sinopharm Group Co., Ltd., Class H	560,800	$2,229,112

		$2,229,112

Household Durables — 1.9%
Skyworth Digital Holdings, Ltd.	5,176,162	$4,247,878

		$4,247,878

Security	Shares	Value
Household Products — 1.6%
Vinda International Holdings, Ltd.	4,714,000	$3,668,812

		$3,668,812

Industrial Conglomerates — 1.7%
Beijing Enterprises Holdings, Ltd.	620,000	$3,965,375

		$3,965,375

Insurance — 6.0%
China Life Insurance Co., Ltd., Class H	1,954,000	$8,595,050
China Pacific Insurance Group Co., Ltd., Class H	590,000	2,314,870
Ping An Insurance (Group) Co. of China, Ltd., Class H	355,500	2,862,664

		$13,772,584

Internet Software & Services — 2.6%
Tencent Holdings, Ltd.	303,000	$5,860,449

		$5,860,449

Machinery — 2.2%
Lonking Holdings, Ltd.	4,403,000	$2,680,342
Sany Heavy Equipment International Holdings Co., Ltd.(1)	2,181,000	2,352,872

		$5,033,214

Media — 0.8%
Focus Media Holding, Ltd. ADR(1)	121,600	$1,907,904

		$1,907,904

Metals & Mining — 1.0%
Real Gold Mining, Ltd.(1)	1,491,500	$2,379,075

		$2,379,075

Multiline Retail — 1.0%
PCD Stores, Ltd.(1)	7,906,000	$2,345,482

		$2,345,482

Oil, Gas & Consumable Fuels — 5.3%
China Shenhua Energy Co., Ltd., Class H	1,392,000	$5,613,480
CNOOC, Ltd.	4,062,000	6,500,118

		$12,113,598

Paper & Forest Products — 1.7%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$3,809,360

		$3,809,360

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	1,593,040	$3,150,726
China Resources Land, Ltd.	1,460,000	2,760,095
Longfor Properties Co., Ltd.	1,853,000	1,880,034

		$7,790,855

Specialty Retail — 1.7%
Belle International Holdings, Ltd.	2,886,000	$3,862,134

		$3,862,134

Textiles, Apparel & Luxury Goods — 2.2%
Ports Design, Ltd.	2,108,000	$5,116,768

		$5,116,768

Wireless Telecommunication Services — 4.0%
China Mobile, Ltd.	971,500	$9,201,701

		$9,201,701

Total China (identified cost $122,232,157)		$142,883,962

Security	Shares	Value
Hong Kong — 13.6%

Chemicals — 1.2%
Huabao International Holdings, Ltd.	2,216,000	$2,732,148

		$2,732,148

Commercial Banks — 2.5%
BOC Hong Kong Holdings, Ltd.	2,552,000	$5,755,307

		$5,755,307

Construction & Engineering — 1.4%
Shui On Construction and Materials, Ltd.	2,794,000	$3,297,655

		$3,297,655

Distributors — 2.2%
Li & Fung, Ltd.	1,130,000	$4,897,963

		$4,897,963

Real Estate Management & Development — 4.8%
Cheung Kong (Holdings), Ltd.	333,000	$3,795,560
Kerry Properties, Ltd.	697,000	2,904,763
Sun Hung Kai Properties, Ltd.	325,331	4,291,007

		$10,991,330

Specialty Retail — 0.9%
Esprit Holdings, Ltd.	328,916	$1,938,925

		$1,938,925

Textiles, Apparel & Luxury Goods — 0.6%
Texwinca Holdings, Ltd.	1,412,000	$1,414,466

		$1,414,466

Total Hong Kong (identified cost $32,199,035)		$31,027,794

Luxembourg — 0.2%

Specialty Retail — 0.2%
L’Occitane International SA(1)	294,750	$598,858

		$598,858

Total Luxembourg (identified cost $578,257)		$598,858

Taiwan — 19.4%

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	1,461,000	$4,067,219

		$4,067,219

Computers & Peripherals — 3.4%
Acer, Inc.	1,692,210	$4,239,788
Wistron Corp.	2,102,000	3,497,854

		$7,737,642

Diversified Telecommunication Services — 1.5%
Chunghwa Telecom Co., Ltd.	1,762,654	$3,412,833

		$3,412,833

Electronic Equipment, Instruments & Components — 6.3%
AU Optronics Corp.	3,496,000	$3,439,137
Hon Hai Precision Industry Co., Ltd.(1)	1,719,464	6,696,067
Synnex Technology International Corp.	2,009,000	4,335,971

		$14,471,175

Security	Shares	Value
Real Estate Management & Development — 1.1%
Hung Poo Real Estate Development Corp.	1,897,000	$2,489,182

		$2,489,182

Semiconductors & Semiconductor Equipment — 5.3%
MediaTek, Inc.	273,825	$4,479,527
Powertech Technology, Inc.	784,000	2,346,850
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,247,661

		$12,074,038

Total Taiwan (identified cost $44,837,333)		$44,252,089

Total Common Stocks (identified cost $199,846,782)		$218,762,703

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 6/1/10	$4,976	$4,975,839

Total Short-Term Investments (identified cost $4,975,839)		$4,975,839

Total Investments — 98.0% (identified cost $204,822,621)		$223,738,542

Other Assets, Less Liabilities — 2.0%		$4,461,978

Net Assets — 100.0%		$228,200,520

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,822,621

Gross unrealized appreciation	$31,562,647
Gross unrealized depreciation	(12,646,726)

Net unrealized appreciation	$18,915,921

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$5,476,870	$23,823,616		$—	$29,300,486
Consumer Staples	3,681,805	11,774,740		—	15,456,545
Energy	—	15,444,406		—	15,444,406
Financials	12,789,954	48,263,823		—	61,053,777
Health Care	2,334,590	2,229,112		—	4,563,702
Industrials	2,352,872	13,602,429		—	15,955,301
Information Technology	2,168,729	45,811,482		—	47,980,211
Materials	—	16,393,741		—	16,393,741
Telecommunication Services	—	12,614,534		—	12,614,534

Total Common Stocks	$28,804,820	$189,957,883	*	$—	$218,762,703

Short-Term Investments	$—	$4,975,839		$—	$4,975,839

Total Investments	$28,804,820	$194,933,722		$—	$223,738,542

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater China Growth Portfolio

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President

Date:	July 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George Hon. Robert Lloyd George President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	July 26, 2010